Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in joint ventures
Schedule of changes in the carrying value of the joint ventures in 000€
Carrying value as of January 1, 2020	39
Additional investment	—
Transfer from receivables	—
Share in loss	(39)
Gain from remeasurement previously held equity method investment at fair value	770
Accounted for as Business Combination	(770)
Carrying value as of December 31, 2020	—
Additional investment	—
Carrying value as of December 31, 2021	—
Additional investment	—
Carrying value as of December 31, 2022	—